INCOME TAX EXPENSE - Additional Information (Detail) ¥ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥) ¥ / shares	Aug. 31, 2018 CNY (¥) ¥ / shares	Aug. 31, 2017 CNY (¥) ¥ / shares	Aug. 31, 2016 CNY (¥)
INCOME TAX EXPENSE
Corporate income tax rate, Percent	25.00%	25.00%	25.00%	25.00%
Income tax provision	$ 11,263	¥ 80,580,000	¥ 67,382,000	¥ 40,970,000
Assessable income		333,577,000	316,325,000	232,779,000
Deferred tax assets, valuation allowance		29,773,000	18,164,000	12,283,000	¥ 11,250,000
Unrecognized tax benefits		0
Increase in income tax expense		¥ 33,127,000	¥ 25,497,000	¥ 19,967,000
Decrease in net loss per share basic | ¥ / shares		¥ 0.27	¥ 0.21	¥ 0.19
The US
INCOME TAX EXPENSE
Corporate income tax rate, Percent	21.00%	21.00%
Income tax provision		¥ 0
Assessable income		0
Accumulated tax loss carry-forward which can be carried forward indefinitely		¥ 37,452,000
The UK
INCOME TAX EXPENSE
Corporate income tax rate, Percent	19.00%	19.00%
Accumulated tax loss carry-forward which can be carried forward indefinitely		¥ 37,452,000
Canada | Minimum
INCOME TAX EXPENSE
Corporate income tax rate, Percent	26.00%	26.00%
Canada | Maximum
INCOME TAX EXPENSE
Corporate income tax rate, Percent	26.50%	26.50%
Hong Kong
INCOME TAX EXPENSE
Corporate income tax rate, Percent	16.50%	16.50%
The PRC
INCOME TAX EXPENSE
Corporate income tax rate, Percent	25.00%	25.00%	25.00%	25.00%
Tax loss carry-forward subject to expiration		¥ 179,400,000	¥ 143,424,000	¥ 150,480,000
Statute of limitations period (in years)	3 years	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years	5 years
Underpayment of tax liability listed as special circumstance		¥ 100,000
Statute of limitations period for related party transaction (in years)	10 years	10 years
The PRC | Enterprise registered in Hengqin New Area
INCOME TAX EXPENSE
Preferential EIT rate (as a percentage)			15.00%
The PRC | Small-scaled minimal profit enterprise | Preferential tax rate 1
INCOME TAX EXPENSE
Preferential EIT rate (as a percentage)	5.00%	5.00%
The PRC | Small-scaled minimal profit enterprise | Preferential tax rate 2
INCOME TAX EXPENSE
Preferential EIT rate (as a percentage)	10.00%	10.00%
The PRC | Enterprise established in the westward development area of the PRC
INCOME TAX EXPENSE
Preferential EIT rate (as a percentage)	15.00%	15.00%